Loans Receivable, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Company's loan portfolio ratio	3.50%
Loans and lease receivable impaired	$ 42,644,000	$ 66,604,000
Mortgage loans service for benefit of others	32,600,000	40,300,000	59,200,000
Annual reviews of loan to ascertain the borrowers continued ability to service	1,000,000
Loans past due period for classify to risk grade	60 days
Loans past due period for classify to substandard grade	12 months
Average recorded investment in impaired loans	43,094,000	79,322,000	59,100,000
Interest income recognized on impaired loans	859,000	2,837,000	246,000
Non-accrual Loans	10,066,000	7,663,000
Interest income foregone on non accrual loans	432,000	271,000	246,000
Performing loans	0	11,000,000
Loans to officers and directors	4,800,000	8,846,000
Funds undisbursed to officers and directors	488,000
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	1,218,000	2,768,000
Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	80,700,000
Non Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	77,000,000
Freddie Mac [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans service for benefit of Freddie Mac	26,200,000
Substandard [Member] | Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and lease receivable impaired	42,600,000
Substandard [Member] | Real Estate Loans [Member] | Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and lease receivable impaired	14,700,000
Percentage of land development portfolio	42.50%
Substandard [Member] | Real Estate Loans [Member] | Loans Receivable Residential And Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and lease receivable impaired	$ 34,700,000